Taxation - Reconciliation of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of effective tax rate (% of income before taxes)
Expected tax rate	0.00%	0.00%	0.00%
Foreign taxes at local expected tax rates	6.50%	14.30%	11.40%
Impact of foreign exchange (losses) gains	(0.50%)	(4.20%)	(3.20%)
Unrecognized tax (benefit) expense	0.20%	(1.20%)	(1.00%)
Tax-exempt income and expenses not deductible	(0.60%)	7.30%	(5.20%)
Foreign branch tax	(1.20%)	(4.10%)	(24.60%)
Valuation allowance	0.70%	(12.30%)	24.80%
Outside basis difference in subsidiary	0.00%	6.70%	0.00%
Other	0.20%	2.90%	1.60%
Actual tax rate	5.30%	9.40%	3.80%